Note 8 - Term Loans Payable	12 Months Ended
Mar. 31, 2025
Statement Line Items [Line Items]
Disclosure of short-term loans payable [text block]
8.	TERM LOANS PAYABLE

	March 31, 2025	March 31, 2024
Loan payable on demand, unsecured with 10% interest per annum, no fixed term	$5,000	$5,000
Loan payable on October 4, 2025, secured, with 9%-11.35% interest per annum	516,368	1,133,520
US $50,000 promissory note, repaid during the current period	-	-
Total term loans payable – short-term	$521,368	$1,138,520

During the year ended March 31, 2023, the Company entered into a loan agreement with a related party to borrow $1,145,520, inclusive of a prior advance of $145,520 (collectively, the “Loan”), included in short-term loans payable, with Jason Barnard, CEO, and Christina Barnard, COO, of the Company. The terms of the Loan have been amended several times, as detailed below:

Initial Terms ( May 10, 2022): Interest rate of 8.35% per annum, payable monthly, with a maturity date of May 10, 2023.

Amendment 1 ( May 1, 2023): The interest rate was increased to 11.35% per annum. The maturity date was extended to May 10, 2024.

Amendment 2 ( April 26, 2024): The maturity date was extended to May 10, 2025.

Amendment 3 ( October 4, 2024): The Loan was revised to exclude the newly optioned Denison properties as collateral, and the interest rate was reduced to 9% per annum, effective through to October 4, 2025.

The Company incurred $96,768 (2024 - $126,606; 2023 - $88,000) in interest and paid an aggregate of $600,000 (2024 - $Nil; 2023 - $Nil) in principal and $113,920 (2024 - $126,606; 2023 - $88,000) in interest on the loan during the year ended March 31, 2025.

During the year ended March 31, 2023, the Company wrote off a loan of $2,500.